FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                          		[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Velocity Capital Management LLC
Address: 	261 Hamilton Avenue
                Suite 212
                Palo Alto, CA 94301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	        Fred W. Kittler
Title:    	Co-President
Phone:    	650-321-0880
Signature, Place, and Date of Signing:

  F.W. Kittler           Palo Alto, California        October 3, 2001



Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   9

Form 13F Information Table Value Total:   $55,363



List of Other Included Managers:
NONE


                  FORM 13F INFORMATION TABLE


                                                                                                              VOTING AUTHORITY
                                  TITLE               VALUE     SHARES/    SH/  PUT/ INVSTMT   OTHER        ------------------
NAME OF ISSUER                   OF CLASS   CUSIP    (X$1000)   PRN AMT    PRN  CALL DSCRETN  MANAGERS    SOLE     SHARED    NONE
--------------                   --------   -----    --------   -------    ---  ---- -------  --------    ----     ------    ----
Actuate, Inc.                     Common   00508B102   3,352    800,000     SH         Sole              800,000     0        0
Advanced Fibre Communications Inc Common   00754A105   9,131    625,000     SH         Sole              625,000     0        0
Centillium Communications         Common   152319109   2,545    420,000     SH         Sole              420,000     0        0
Certicom Corp.                    Common   156915100   2,118  1,210,000     SH         Sole            1,210,000     0        0
Exar Corporation                  Common   300645108  10,899    630,000     SH         Sole              630,000     0        0
Borland Software Corporation      Common   45766C102   4,447    549,000     SH         Sole              549,000     0        0
ITXC Corporation                  Common   45069F109   2,842  1,114,645     SH         Sole            1,114,645     0        0
Polycom Inc.                      Common   73172K104  13,404    550,000     SH         Sole              550,000     0        0
Silicon Image, Inc.               Common   82705T102   6,625  3,170,000     SH         Sole            3,170,000     0        0

